Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Boston Common ESG Impact Emerging Markets Fund
Account Value [Line Items]
Account Value	$ 10,288	$ 8,090	$ 7,242	$ 10,008
Boston Common ESG Impact International
Account Value [Line Items]
Account Value	15,196	12,245	10,468	15,589	$ 13,047	$ 11,517	$ 11,816	$ 11,536	$ 9,838	$ 9,004	$ 10,000
Boston Common ESG Impact U.S. Equity
Account Value [Line Items]
Account Value	$ 28,521	20,982	17,796	21,804	16,822	14,733	14,442	12,952	11,217	9,719	10,000
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Account Value	$ 10,095	8,008	7,170	9,973
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 17,419	13,961	11,111	14,841	11,804	11,746	11,905	11,588	9,729	9,134	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 35,098	$ 25,741	$ 21,165	$ 25,040	$ 19,260	$ 16,727	$ 16,044	$ 13,607	$ 11,472	$ 9,939	$ 10,000